Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–110.05%(b)(c)
Aerospace & Defense–4.09%
Consolidated Aerospace Manufacturing, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	08/11/2022		$ 761	$ 760,229
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	5.60%	06/28/2024		1,334	1,335,830
IAP Worldwide Services, Inc.
First Lien Revolver Loan (Acquired 08/05/2014-02/08/2019; Cost $1,946,523)(d)	1.44%	07/18/2021		1,947	1,946,523
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/18/2014-02/08/2019; Cost $2,005,155)	8.60%	07/18/2021		2,165	2,164,709
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	4.85%	10/04/2024		3,002	2,676,360
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.96%	04/29/2024		859	857,017
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.95%	05/31/2025		658	658,870
Space Exploration Technologies Corp., Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 11/20/2018-11/19/2019; Cost $2,066,611)	5.95%	11/21/2025		2,077	2,082,174
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.50%)	4.20%	05/30/2025		6,250	6,251,268
Term Loan F (1 mo. USD LIBOR + 2.50%)	4.20%	06/09/2023		882	883,303
Term Loan G (1 mo. USD LIBOR + 2.50%)	4.20%	08/22/2024		576	576,362
Vectra Co., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	03/08/2025		220	216,392
Wesco Aircraft Hardware Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.21%	02/28/2021		1,216	1,217,216
Xebec Global Holdings, LLC, Term Loan (1 wk. USD LIBOR + 5.25%) (Acquired 02/12/2018-08/13/2019; Cost $1,330,985)	7.36%	02/12/2024		1,337	1,336,803
					22,963,056
Air Transport–1.91%
American Airlines, Inc.
Term Loan (1 mo. USD LIBOR + 1.75%)	3.45%	06/27/2025		74	73,109
Term Loan B (1 mo. USD LIBOR + 2.00%)	3.77%	12/14/2023		729	730,399
Avolon TLB Borrower 1 (US) LLC, Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	3.47%	01/15/2025		2,992	3,008,269
Etraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.25%	08/02/2024	EUR	329	365,069
Gol LuxCo S.A. (Luxembourg), Term Loan	6.50%	08/31/2020		2,998	3,039,187
WestJet Airlines Ltd. (Canada), Term Loan B (e)	—	08/07/2026		3,509	3,532,787
					10,748,820
Automotive–3.52%
Allison Transmission, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.54%	03/29/2026		11	11,539
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.01%	04/06/2024		996	980,027
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%) (Acquired 09/26/2019; Cost $1,237,500)	7.45%	05/22/2025		1,303	1,244,014
BCA Marketplace PLC (United Kingdom)
Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	5.54%	09/24/2026	GBP	354	460,290
Term Loan B-2 (3 mo. EURIBOR + 3.25%)	3.25%	09/24/2026	EUR	260	287,051
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	4.44%	11/26/2026		736	738,810
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	6.16%	05/19/2023		678	598,123
Garrett Borrowing LLC
Term Loan B (3 mo. EURIBOR + 2.75%)	2.75%	09/27/2025	EUR	123	135,633
Term Loan B (3 mo. USD LIBOR + 2.50%)	4.60%	09/27/2025		417	410,567
IAA Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	4.00%	06/29/2026		755	759,612
Mavis Tire Express Services Corp.
Delayed Draw Term Loan (d)	3.44%	03/20/2025		151	143,155
Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	03/20/2025		1,187	1,125,455
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.27%	11/06/2024		0	266
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Panther BF Aggregator 2 L.P. (Canada)
Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	04/30/2026	EUR	783	$ 865,418
Term Loan B (1 mo. USD LIBOR + 3.50%)	5.20%	04/30/2026		$ 2,461	2,463,595
Project Boost Purchaser, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	06/01/2026		806	799,690
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.70%	05/22/2024		995	945,321
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.70%	10/01/2025		2,678	2,567,759
ThermaSys Corp.
Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 12/31/2018; Cost $115,152)	8.10%	10/02/2023		115	104,788
Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 12/31/2018; Cost $741,960)	8.10%	01/01/2024		630	494,388
TI Group Automotive Systems, L.L.C., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	06/30/2022		295	293,950
Transtar Holding Co.
Delayed Draw Term Loan (d)	0.00%	04/11/2022		170	169,535
First Lien Term Loan (2 mo. USD LIBOR + 4.25%) (Acquired 10/03/2012-06/13/2016; Cost $2,130,521)	6.02%	04/11/2022		2,134	2,101,742
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017-10/11/2019; Cost $740,153)(f)	7.75%	04/11/2022		783	783,044
Wand NewCo 3, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	02/05/2026		540	542,499
Winter Park Intermediate, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.45%	04/04/2025		740	729,781
					19,756,052
Beverage & Tobacco–0.61%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	12/13/2023			691	664,779
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.95%	12/13/2023			1,946	1,882,868
Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	5.95%	12/13/2023			203	198,546
Term Loan (3 mo. USD LIBOR + 4.25%)	6.35%	12/13/2023			708	693,446
						3,439,639
Building & Development–2.02%
Advanced Drainage Systems, Inc., Term Loan	0.00%	09/30/2026			587	591,722
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.70%	01/15/2027			2,064	2,064,387
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.95%	01/02/2025			12	11,448
Capital Automotive L.P., Second Lien Term Loan B (1 mo. USD LIBOR + 6.00%)	7.71%	03/24/2025			834	838,373
DiversiTech Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.60%	06/02/2025			51	50,057
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.10%	06/03/2024			274	268,555
Financiere Persea (Proxiserve) (France), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR		170	189,553
Foncia Groupe S.A.S. (France), Term Loan B-3 (3 mo. EURIBOR + 3.00%)	3.25%	09/07/2023	EUR		377	415,549
HD Supply, Inc., Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	3.45%	10/17/2023			1,406	1,414,730
LSF10 Wolverine Investments S.C.A. (Luxembourg), Term Loan B (e)	—	07/04/2024	EUR		317	348,044
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	11/15/2023			404	404,608
Quimper AB (Sweden)
Second Lien Term Loan (3 mo. EURIBOR + 8.25%)	8.25%	02/13/2027	EUR		309	328,884
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.25%	02/16/2026	EUR		782	860,188
Re/Max, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	12/15/2023			2,298	2,303,491
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.96%	02/08/2025			244	236,190
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.70%	07/24/2024			1,049	1,024,899
						11,350,678
Business Equipment & Services–9.07%
Alorica, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.95%	06/30/2022			1,115	940,738
Altran Technologies (France), Term Loan B (3 mo. USD LIBOR + 2.50%)	4.66%	03/20/2025			352	352,459
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Asurion LLC, Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	4.70%	11/03/2023		$ 282	$ 282,974
Blackhawk Network Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.81%	06/15/2026		236	236,076
Blucora, Inc., Term Loan (2 mo. USD LIBOR + 3.00%)	4.70%	05/22/2024		715	719,325
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.24%	06/21/2024		1,321	1,295,983
Brightview Landscapes, LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	4.28%	08/15/2025		708	711,683
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	10/30/2026		637	640,085
Cast & Crew Payroll, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.71%	02/09/2026		71	71,351
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.72% Cash Rate (f)	9.50%	08/15/2023		444	187,606
Term Loan (1 mo. USD LIBOR + 7.50%)	9.22%	02/15/2023		340	270,859
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.01%	08/08/2026		72	69,873
Crossmark Holdings, Inc., Term Loan (1 mo. USD LIBOR + 10.00%) (Acquired 07/26/2019; Cost $305,106)	12.10%	07/26/2023		302	288,546
Dream Secured Bondco AB (Sweden), Term Loan B1F (3 mo. EURIBOR + 3.50%)	3.50%	10/21/2022	EUR	277	307,402
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.75%)	6.70%	02/06/2026		272	273,600
FleetCor Technologies Operating Co., LLC, Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	3.45%	08/02/2024		529	531,064
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	6.66%	10/30/2026		1,105	1,103,593
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.70%	04/16/2025		960	898,992
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)	10.70%	04/16/2026		375	327,152
Holding Socotec (France), Term Loan B-4 (3 mo. EURIBOR + 4.00%)	4.00%	07/27/2024	EUR	346	382,817
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (3 mo. EURIBOR + 3.00%)	4.00%	12/21/2024	EUR	169	187,994
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.54%	06/23/2024	GBP	609	786,069
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.60%	03/05/2026		1,032	1,016,049
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 03/05/2019; Cost $679,966)	10.60%	03/05/2027		701	699,243
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (6 mo. USD LIBOR + 4.00%)	6.06%	11/21/2024		599	562,721
Iron Mountain, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	01/02/2026		798	793,820
KAR Auction Services, Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.50%)	4.00%	09/15/2026		1,076	1,083,223
Karman Buyer Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	07/23/2021		325	308,016
First Lien Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.95%	07/23/2021		1,719	1,622,656
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.45%	04/25/2025		1,982	1,991,581
Monitronics International, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	8.60%	03/29/2024		2,715	2,369,124
Term Loan (1 mo. USD LIBOR + 5.00%)	7.10%	08/30/2024		3,005	3,008,998
Outfront Media Capital LLC
Term Loan (1 mo. USD LIBOR + 2.00%)	3.76%	03/18/2024		2,540	2,548,137
Term Loan (1 mo. USD LIBOR + 1.75%)	3.51%	11/18/2026		455	456,716
Prime Security Services Borrower, LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.03%	09/23/2026		2,377	2,355,590
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.71%	01/29/2025		196	192,964
Red Ventures, LLC (New Imagitas, Inc.), Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.70%	11/08/2024		221	221,827
Refinitiv US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.45%	10/01/2025		3,918	3,946,962
Sector Alarm Holding A.S. (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	06/04/2026	EUR	320	355,352
ServiceMaster Co. (The), Term Loan B (1 mo. USD LIBOR + 1.75%)	3.50%	10/30/2026		647	649,983
SMS Systems Maintenance Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.70%	10/30/2023		1,355	1,061,815
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.25%	11/14/2022		4,699	4,599,485
Techem GmbH (Germany), Term Loan B-3 (3 mo. EURIBOR + 3.50%)	3.50%	07/31/2025	EUR	212	234,650
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Trans Union LLC
Incremental Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	3.79%	06/19/2025		$ 322	$ 322,835
Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.79%	04/10/2023		58	58,111
Term Loan B-5	3.45%	11/16/2026		1,629	1,632,552
Travelport Finance (Luxembourg) S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 5.00%)	7.11%	05/30/2026		808	740,513
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)	5.60%	05/21/2026		1,296	1,302,755
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	05/16/2022		884	862,003
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	05/16/2022		121	117,525
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.70%	05/14/2023		21	20,143
West Corp.
Incremental Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.43%	10/10/2024		1,512	1,209,231
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.93%	10/10/2024		1,512	1,230,190
Wex, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.95%	05/17/2026		1,861	1,870,311
WowMidco SAS (France), Term Loan B (2 mo. EURIBOR + 3.50%)	3.50%	08/02/2026	EUR	604	668,545
					50,979,867
Cable & Satellite Television–6.82%
Altice Financing S.A. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 2.75%)	4.70%	07/15/2025		617	603,834
Term Loan (1 mo. USD LIBOR + 2.75%)	4.47%	01/31/2026		573	560,339
Atlantic Broadband Finance, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.95%	01/03/2025		3,079	3,089,696
Charter Communications Operating, LLC
Term Loan B-1 (e)	—	04/30/2025		121	121,521
Term Loan B-2 (3 mo. USD LIBOR + 1.75%)	3.45%	02/01/2027		273	274,079
CSC Holdings, LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	4.02%	01/15/2026		1,669	1,668,449
Term Loan (1 mo. USD LIBOR + 2.25%)	4.02%	07/17/2025		7,326	7,320,027
Term Loan (1 mo. USD LIBOR + 2.50%)	4.33%	04/15/2027		1,406	1,409,807
Ion Media Networks, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	4.75%	12/18/2024		1,720	1,720,944
Numericable-SFR S.A. (France)
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	5.45%	01/31/2026		4,596	4,553,028
Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	5.77%	08/14/2026		1,479	1,471,792
Telenet Financing USD LLC, Term Loan AN (1 mo. USD LIBOR + 2.25%)	4.02%	08/15/2026		3,394	3,397,472
Virgin Media Bristol LLC (United Kingdom)
Term Loan (3 mo. EURIBOR + 2.50%)	2.50%	01/15/2029	EUR	446	492,729
Term Loan N (1 mo. USD LIBOR + 2.50%)	4.27%	01/31/2028		7,465	7,477,915
Ziggo Secured Finance Partnership
Term Loan E (1 mo. USD LIBOR + 2.50%)	4.27%	04/15/2025		3,625	3,623,780
Term Loan H (3 mo. EURIBOR + 3.00%)	3.00%	01/15/2029	EUR	509	558,962
					38,344,374
Chemicals & Plastics–3.38%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.10%	01/31/2024		103	102,285
Ascend Performance Materials Operations LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	7.35%	08/27/2026		2,442	2,452,632
Cabot Microelectronics Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	4.00%	11/14/2025		1,135	1,140,285
Charter NEX US, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	05/16/2024		329	329,579
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	05/16/2024		80	78,937
Chemours Co. (The), Term Loan (1 mo. USD LIBOR + 1.75%)	3.46%	04/03/2025		51	48,464
Encapsys, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	11/07/2024		6	5,700
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Ferro Corp.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	4.35%	02/14/2024		$ 122	$ 121,460
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	4.35%	02/14/2024		119	118,876
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	3.72%	10/20/2024		93	93,000
Hexion International Holdings B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR	245	270,108
Term Loan B (3 mo. USD LIBOR + 3.50%)	5.60%	06/26/2026		816	820,094
Ineos US Finance LLC, Term Loan (2 mo. USD LIBOR + 2.00%)	3.70%	03/31/2024		15	14,624
Invictus US NewCo LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.93%	03/28/2025		588	583,016
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	8.68%	03/30/2026		379	353,933
KPEX Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.70%	01/31/2026		149	119,002
Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	01/31/2025		343	301,433
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	4.60%	10/01/2025		4,275	4,290,629
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.44%	11/14/2025		651	656,271
Oxea Corp., Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	5.56%	10/14/2024		1,138	1,139,761
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	147	156,113
Term Loan B (1 mo. USD LIBOR + 4.75%)	6.85%	02/27/2026		410	389,035
PQ Corp., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	4.43%	02/05/2025		310	311,106
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.01%	10/01/2025		4,144	4,112,586
Tata Chemicals North America, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	4.88%	08/07/2020		902	902,264
Tronox Finance LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.61%	09/23/2024		75	75,203
					18,986,396
Clothing & Textiles–0.53%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	09/27/2024			274	274,337
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.45%	09/29/2025			1,009	1,009,648
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.78%	05/01/2024			631	504,897
Kontoor Brands, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.99%	05/17/2026			393	394,197
Mascot Bidco Oy (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/20/2026	EUR		678	747,534
Tumi, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	04/25/2025			31	30,696
						2,961,309
Conglomerates–0.62%
APi Group DE, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	09/30/2026			1,788	1,801,273
CTC AcquiCo GmbH (Germany), Term Loan B-1 (3 mo. EURIBOR + 2.50%)	2.50%	03/07/2025	EUR		426	466,202
Penn Engineering & Manufacturing Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.45%	06/27/2024			410	409,180
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.77%	02/03/2025			383	367,353
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	5.52%	02/03/2025			262	254,650
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.52%	02/02/2026			193	187,124
						3,485,782
Containers & Glass Products–3.34%
Berlin Packaging, LLC
Term Loan (1 mo. USD LIBOR + 3.00%)	4.78%	11/07/2025			866	850,915
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.11%	11/07/2025			653	640,103
Berry Global, Inc.
Term Loan U (1 mo. USD LIBOR + 2.50%)	4.26%	07/01/2026			8,066	8,109,331
Term Loan V (1 mo. EURIBOR + 2.50%)	2.50%	05/17/2026	EUR		179	198,361
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	5.23%	04/03/2024			195	191,993
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Consolidated Container Co. LLC
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	05/22/2024		$ 79	$ 78,361
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	06/26/2026		823	825,217
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.25%) (Acquired 03/24/2017; Cost $2,483,464)	6.26%	03/21/2024		2,515	2,464,602
Flex Acquisition Co., Inc.
Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	5.35%	06/29/2025		2,310	2,246,335
Term Loan (3 mo. USD LIBOR + 3.00%)	5.09%	12/29/2023		21	20,157
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.05%	10/19/2023		866	840,115
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.56%	10/21/2024		166	152,528
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.70%	11/21/2023		659	648,070
Klockner Pentaplast of America, Inc.
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR	302	277,820
Term Loan (1 mo. USD LIBOR + 4.25%)	6.18%	06/30/2022		304	251,128
Refresco Group, N.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 3.25%)	3.25%	03/28/2025	EUR	145	161,216
Term Loan B-3 (e)	—	03/28/2025		317	317,384
Trident TPI Holdings, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.70%	10/17/2024		323	306,856
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.25%	10/17/2024	EUR	155	163,357
					18,743,849
Cosmetics & Toiletries–1.20%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	09/26/2024			2,248	2,100,965
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.45%	09/26/2025			812	698,366
Anastasia Parent, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.68%	08/11/2025			472	396,651
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.01%	04/05/2025			3,478	3,386,909
Rodenstock GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)	5.25%	06/05/2026	EUR		178	183,758
						6,766,649
Drugs–2.03%
Bausch Health Americas, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	4.52%	11/27/2025			2,815	2,828,284
Catalent Pharma Solutions, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.95%	05/17/2026			1,264	1,267,358
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.00%	04/29/2024			3,297	3,049,360
Grifols Worldwide Operations USA, Inc.
Term Loan B (1 mo. USD LIBOR + 2.20%)	3.77%	11/15/2027			442	445,493
Term Loan B (1 mo. USD LIBOR + 2.00%)	3.77%	11/15/2027			334	336,863
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan (1 mo. USD LIBOR + 3.00%)	4.77%	06/02/2025			3,441	3,459,574
						11,386,932
Ecological Services & Equipment–0.85%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	3.85%	11/10/2023			486	487,677
EnergySolutions, LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	5.85%	05/11/2025			698	659,875
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	05/30/2025			2,642	2,616,995
Patriot Container Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%) (Acquired 03/29/2018; Cost $102,634)	9.45%	03/20/2026			105	94,779
Tunnel Hill Partners, L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	02/06/2026			624	621,870
US Ecology, Inc., Term Loan (e)	—	08/14/2026			292	295,143
						4,776,339
Electronics & Electrical–11.49%
Applied Systems, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	9.10%	09/19/2025			58	59,014
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Boxer Parent Co., Inc.
Term Loan (e)	—	10/02/2025		$ 721	$ 695,103
Term Loan (e)	—	10/02/2025	EUR	129	141,755
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.93%	04/18/2025		405	391,710
Canyon Valor Cos., Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	4.85%	06/16/2023		1,920	1,922,844
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	04/06/2026		4,001	3,982,809
Dell International LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.71%	09/12/2025		1,022	1,028,604
Diebold Nixdorf, Inc.
Term Loan A (1 mo. USD LIBOR + 4.75%)	6.56%	04/30/2022		344	332,398
Term Loan A-1 (1 mo. USD LIBOR + 9.25%)	11.00%	08/31/2022		1,923	1,999,368
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	440	449,174
Term Loan B (1 mo. USD LIBOR + 2.75%)	4.56%	11/06/2023		1,582	1,479,420
Energizer Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.06%	12/17/2025		2,451	2,465,209
ETA Australia Holdings III Pty. Ltd. (Australia), Term Loan (1 mo. USD LIBOR + 4.00%)	5.70%	05/06/2026		921	926,005
Finastra USA, Inc. (United Kingdom)
First Lien Term Loan (6 mo. EURIBOR + 3.00%)	4.00%	06/13/2024	EUR	877	964,311
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.70%	06/13/2024		1	621
Go Daddy Operating Company, LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	3.45%	02/15/2024		2,121	2,132,939
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.20%	07/01/2024		119	119,747
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.70%	07/07/2025		234	237,085
IGT Holding IV AB (Sweden)
Term Loan B (e)	—	07/26/2024	EUR	281	310,249
Term Loan B (3 mo. USD LIBOR + 3.50%)	6.10%	07/26/2024		1,040	1,030,766
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	9.74%	01/11/2027		562	513,249
Term Loan (1 mo. USD LIBOR + 4.00%)	5.99%	01/10/2026		49	46,821
ION Corporates
Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/02/2025	EUR	684	746,104
Term Loan (3 mo. USD LIBOR + 4.25%)	6.18%	10/02/2025		356	352,570
MA Finance Co., LLC, Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.95%	11/19/2021		45	44,828
Marcel Bidco LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.95%	03/11/2025		241	238,176
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.91%	05/08/2025		1,601	1,560,827
McAfee, LLC, Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	09/30/2024	EUR	890	984,805
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	6.11%	03/06/2026		822	825,713
MKS Instruments, Inc., Term Loan B-6 (1 mo. USD LIBOR + 1.75%)	3.45%	02/02/2026		649	651,207
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.96%	07/05/2023		249	248,551
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.78%	04/29/2026		1,422	1,372,041
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.21%	08/28/2026		1,476	1,479,787
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	5.20%	08/08/2024		1,126	1,058,873
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	6.20%	08/08/2024		635	623,026
Omnitracs, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	4.86%	03/23/2025		1,303	1,292,938
ON Semiconductor Corp., Term Loan B-4 (3 mo. USD LIBOR + 2.00%)	3.70%	09/19/2026		1,929	1,939,902
Open Text Corp. (Canada), Term Loan (1 mo. USD LIBOR + 1.75%)	3.45%	05/30/2025		48	48,591
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.95%	01/31/2025		417	258,844
Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	02/01/2024		1,814	1,502,898
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.20%	07/02/2025		2,226	2,115,558
Project Accelerate Parent, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.01%	01/02/2025		1,229	1,221,164
Project Leopard Holdings, Inc.
Incremental Term Loan (6 mo. USD LIBOR + 4.25%)	6.45%	07/07/2023		735	732,941
Term Loan (6 mo. USD LIBOR + 4.50%)	6.70%	07/07/2023		757	757,789
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.18%	05/16/2025		$ 3,929	$ 3,914,537
Renaissance Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.70%	05/29/2026		242	226,624
Resideo Funding, Inc, Term Loan B (3 mo. USD LIBOR + 2.00%)	4.36%	10/25/2025		434	432,574
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.96%	04/24/2022		3,420	2,735,198
Sandvine Corp.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	10/31/2025		1,227	1,208,495
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 10/31/2018; Cost $176,177)	9.70%	11/02/2026		180	172,582
Science Applications International Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	10/31/2025		1,416	1,417,851
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.95%	04/16/2025		2,015	2,030,868
Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	3.95%	04/16/2025		1,311	1,322,005
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	3.95%	04/16/2025		2,900	2,917,732
Sybil Software LLC
Term Loan (3 mo. EURIBOR + 2.25%)	2.25%	09/29/2023	EUR	377	419,006
Term Loan (3 mo. USD LIBOR + 2.25%)	4.35%	09/29/2023		1,164	1,173,239
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.28%	09/28/2024		1,520	1,525,865
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	05/04/2026		2,518	2,533,443
Veritas US, Inc., Term Loan (e)	—	01/27/2023	EUR	98	103,922
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.20%	12/01/2023		1,178	1,154,141
					64,574,416
Equipment Leasing–0.02%
United Rentals (North America), Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.45%	10/31/2025			121	122,114
Financial Intermediaries–0.73%
Evergood 4 APS (Denmark)
Term Loan B-1-E (3 mo. EURIBOR + 3.25%)	3.25%	02/06/2025	EUR		232	253,015
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	3.75%	02/06/2025	EUR		321	355,141
LPL Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	11/12/2026			666	669,379
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.70%	06/30/2023			2,739	2,397,023
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		403	429,819
Stiphout Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.25%) (Acquired 07/23/2015; Cost $21,747)	8.95%	10/26/2023			22	20,763
						4,125,140
Food & Drug Retailers–0.03%
Albertsons Cos., Inc., Term Loan B-8 (1 mo. USD LIBOR + 2.75%)	4.45%	08/17/2026			146	146,801
Food Products–4.79%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.51%	10/01/2025			4	3,786
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.51%	10/01/2026			435	430,278
Arnott’s Biscuits Ltd., Term Loan (e)	—	10/16/2026			1,021	1,023,304
B&G Foods, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.20%	09/16/2026			377	379,580
CHG PPC Parent LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	03/31/2025			343	343,441
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.03%	07/03/2020			1,877	1,801,184
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.46%	04/06/2024			2,776	2,748,324
H-Food Holdings, LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	5.70%	05/23/2025			297	278,865
Term Loan (1 mo. USD LIBOR + 3.69%)	5.39%	05/23/2025			3,319	3,088,723
Hostess Brands, LLC, First Lien Term Loan B (1 mo. USD LIBOR + 2.25%)	3.96%	08/03/2025			656	656,495
Jacobs Douwe Egberts International B.V., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.81%	11/01/2025			728	732,189
JBS USA Lux S.A., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.20%	05/01/2026			6,578	6,630,017
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
Manna Pro Products, LLC
Delayed Draw Term Loan (Acquired 05/30/2019; Cost $269,502)(d)	1.00%	12/08/2023		$ 272	$ 269,502
Incremental Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/30/2019; Cost $909,278)	7.70%	12/08/2023		918	909,278
Mastronardi Produce-USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.95%	05/01/2025		486	486,753
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.02%	05/15/2024		1,164	1,166,745
Shearer’s Foods, LLC
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.45%	06/30/2022		246	243,719
Term Loan (1 mo. USD LIBOR + 4.25%)	5.95%	03/31/2022		1,435	1,434,988
United Natural Foods, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.95%	10/22/2025		5,165	4,280,055
					26,907,226
Food Service–4.21%
Carlisle FoodService Products, Inc.
Delayed Draw Term Loan (3 mo. USD LIBOR + 3.00%)	1.00%	03/20/2025			37	35,454
Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	03/20/2025			406	386,413
EG Finco Ltd. (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	6.10%	02/06/2025			469	457,526
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR		674	727,238
Euro Garages (Netherlands), Term Loan B (3 mo. USD LIBOR + 4.00%)	6.10%	02/06/2025			382	372,549
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	07/20/2025			1,130	1,079,712
New Red Finance, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.45%	11/19/2026			1,730	1,731,334
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.45%	11/14/2026			11,263	11,274,042
NPC International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.43%	04/19/2024			853	428,506
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.43%	04/18/2025			239	30,755
Restaurant Technologies, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	8.20%	10/01/2026			442	438,504
US Foods, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 2.00%)	3.69%	08/15/2026			1,266	1,270,663
Term Loan (1 mo. USD LIBOR + 1.75%)	3.44%	06/27/2023			4,314	4,327,345
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	6.86%	11/29/2024			1,088	1,090,510
						23,650,551
Health Care–4.84%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.20%	02/11/2022			658	659,758
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.20%	02/16/2023			1,592	1,597,102
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (e)	—	09/30/2025	EUR		380	405,559
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	6.40%	02/11/2026			1,336	1,337,125
Biogroup-LCD (France), First Lien Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	04/25/2026	EUR		197	218,017
BVI Medical, Inc., Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	03/02/2026	EUR		171	190,393
Curie Merger Sub, LLC, Term Loan (e)	—	10/29/2026			190	189,722
Curium BidCo S.a.r.l. (Luxembourg), Term Loan B (3 mo. USD LIBOR + 4.00%)	6.10%	06/27/2026			991	998,228
DaVita HealthCare Partners, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.95%	08/12/2026			1,794	1,805,967
Dentalcorp Perfect Smile ULC (Canada), Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.20%	06/08/2026			655	648,745
Explorer Holdings, Inc., Term Loan B (e)	—	11/20/2026			1,883	1,874,724
Financiere Mendel (France), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	04/12/2026	EUR		1,257	1,393,337
Global Healthcare Exchange, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.35%	06/28/2024			29	28,670
GoodRx, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.50%	10/10/2025			315	315,268
Greatbatch, Ltd., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.27%	10/27/2022			44	43,744
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.20%	08/06/2026			1,614	1,589,813
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
IQVIA, Inc., Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	4.10%	01/17/2025		$ 29	$ 29,436
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	918	1,005,363
MED ParentCo., L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.95%	08/02/2027		154	153,293
Nidda Healthcare Holding AG (Germany), Term Loan C (3 mo. GBP LIBOR + 4.50%)	5.30%	08/21/2024	GBP	172	224,331
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.31%	06/30/2025		1,057	1,044,903
Prophylaxis B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	06/05/2025	EUR	1,729	1,378,480
Sunshine Luxembourg VII S.a.r.l. (Switzerland)
Term Loan (3 mo. USD LIBOR + 4.25%)	6.35%	07/23/2026		3,160	3,175,335
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	3.75%	10/01/2026	EUR	507	561,161
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.96%	09/02/2024		7	7,110
Synlab Bondco PLC (United Kingdom), First Lien Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	07/01/2026	EUR	1,011	1,119,501
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	02/06/2024		744	530,478
Terveys-ja hoivapalvelut Suomi Oy (Finland)
First Lien Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	08/11/2025	EUR	609	674,914
Second Lien Term Loan (3 mo. EURIBOR + 7.50%)	7.50%	07/19/2026	EUR	333	370,898
Unilabs Diagnostics AB (Sweden), Revolver Loan (d)	0.00%	04/01/2021	EUR	769	841,902
Upstream Newco, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	10/22/2026		479	480,674
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.20%	08/27/2025		1,938	1,944,470
WP CityMD Bidco LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	6.61%	08/13/2026		350	347,692
					27,186,113
Home Furnishings–1.09%
Comfort Holding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.45%	02/05/2024			1,025	1,015,238
Global Appliance, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.71%	09/29/2024			1,002	980,876
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	08/05/2024			242	238,011
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%)(g)	5.00%	11/29/2024	EUR		387	343,130
Serta Simmons Bedding, LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.26%	11/08/2023			1,666	984,050
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.72%	11/08/2024			1,155	345,464
SIWF Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	5.95%	06/15/2025			866	855,883
TGP Holdings III, LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.95%	09/25/2024			1,131	1,063,491
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 09/21/2017-04/17/2019; Cost $325,426)	10.20%	09/25/2025			330	305,197
						6,131,340
Industrial Equipment–1.79%
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	04/28/2025			238	229,272
Alpha AB Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR		107	113,867
Clark Equipment Co.
Term Loan (e)	—	05/18/2024			138	138,426
Term Loan B (3 mo. USD LIBOR + 2.00%)	4.10%	05/18/2024			1,267	1,269,183
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.50%) (Acquired 02/26/2018; Cost $18,628)	4.60%	01/31/2024			18	18,640
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	6.47%	06/27/2026			596	567,146
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	6.50%	04/16/2026			343	342,321
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.45%	08/29/2023			58	58,772
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	6.35%	07/19/2024			412	411,705
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.10%	07/19/2024			274	269,881
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.35%	07/18/2025			577	570,950
Gardner Denver, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.45%	07/30/2024			1,219	1,225,108
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.53%	05/31/2023			333	334,232
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)	4.11%	07/02/2025		$ 1,537	$ 1,540,817
MX Holdings US, Inc., Term Loan B-1C (1 mo. USD LIBOR + 3.00%)	4.45%	07/31/2025		1,157	1,164,369
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	6.10%	03/08/2025		422	348,091
Rexnord LLC/RBS Global, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.70%	08/21/2024		13	12,631
Robertshaw US Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.75%	02/28/2026		388	320,404
S2P Acquisiton Borrower, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.70%	08/14/2026		839	837,266
Terex Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	4.59%	01/31/2024		302	303,541
					10,076,622
Insurance–0.43%
FrontDoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.25%	08/16/2025			309	310,885
Hub International Ltd.
Incremental Term Loan (e)	—	04/25/2025			1,172	1,176,658
Term Loan (3 mo. USD LIBOR + 3.00%)	4.69%	04/25/2025			238	234,510
USI, Inc., Term Loan (e)	—	11/30/2026			690	690,946
						2,412,999
Leisure Goods, Activities & Movies–4.05%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	4.20%	02/01/2024			6,561	6,533,161
AMC Entertainment, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.23%	04/22/2026			656	659,697
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.46%	10/19/2023			1,965	1,903,088
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	6.26%	01/04/2026			363	367,693
Cinemark USA, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	3.46%	03/31/2025			126	127,287
Crown Finance US, Inc.
Term Loan (1 mo. USD LIBOR + 2.25%)	3.95%	02/28/2025			4,832	4,822,446
Term Loan (e)	—	09/20/2026			1,078	1,078,571
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.53%	11/08/2023			1,102	994,134
Dorna Sports, S.L. (Spain), Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	5.20%	04/12/2024			723	712,901
Fitness International, LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.95%	04/18/2025			796	792,729
Invictus Media S.L.U. (Spain)
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR		475	522,983
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR		285	313,506
Lakeland Tours, LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.40%	12/16/2024			800	794,145
Live Nation Entertainment, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.56%	10/19/2026			106	107,003
Merlin Entertainments PLC (United Kingdom)
Term Loan B (e)	—	10/16/2026	EUR		458	508,737
Term Loan B-1 (e)	—	10/16/2026			758	765,149
Term Loan B-2 (d)	0.00%	10/16/2026			126	127,526
Parques Reunidos (Spain), Term Loan B-1 (6 mo. EURIBOR + 3.75%)	3.75%	09/27/2026	EUR		760	840,622
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.70%	02/22/2024			112	112,599
SRAM, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.45%	03/15/2024			376	377,660
Vue International Bidco PLC (United Kingdom)
Delayed Draw Term Loan (d)	0.00%	06/21/2026	EUR		38	41,831
Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR		209	232,640
						22,736,108
Lodging & Casinos–4.66%
Aimbridge Acquisition Co., Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.46%	02/01/2026			694	699,397
AMCP Clean Acquisition Co., LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.25%)(h)	5.95%	06/16/2025			133	129,101
Term Loan (1 mo. USD LIBOR + 4.25%)(h)	5.95%	06/16/2025			550	533,574
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–(continued)
B&B Hotels SAS (France)
Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/10/2027	EUR	264	$ 294,506
Term Loan B-1A (3 mo. EURIBOR + 4.75%)	4.75%	07/10/2026	EUR	579	645,899
Boyd Gaming Corp., Term Loan B (1 wk. USD LIBOR + 2.25%)	3.85%	09/15/2023		$ 93	93,500
Caesars Entertainment Operating Co., LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.70%	10/06/2024		1,189	1,191,578
Caesars Resort Collection, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.45%	12/23/2024		7,508	7,462,873
CityCenter Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.95%	04/18/2024		1,105	1,108,689
ESH Hospitality, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.70%	09/18/2026		358	359,165
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (1 mo USD LIBOR + 2.00%)	3.70%	11/30/2023		247	248,933
Hilton Worldwide Finance, LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	3.46%	06/22/2026		1,134	1,140,515
Markermeer Finance B.V. (Netherlands), Term Loan B-3 (e)	—	12/22/2024	EUR	415	458,632
PCI Gaming Authority, Term Loan B (1 mo. USD LIBOR + 3.00%)	4.70%	05/29/2026		910	915,943
Penn National Gaming, Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	3.95%	10/15/2025		930	934,884
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	4.45%	08/14/2024		60	59,431
Stars Group (US) Co-Borrower, LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.60%	07/10/2025		4,850	4,876,010
Station Casinos, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.21%	06/08/2023		2,536	2,544,926
Tackle Group S.a.r.l. (Luxembourg), Incremental Term Loan (e)	—	08/13/2024	EUR	1,159	1,285,651
Twin River Management Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.45%	05/10/2026		752	752,158
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.72%	12/20/2024		367	368,808
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	05/30/2025		70	70,494
					26,174,667
Nonferrous Metals & Minerals–0.63%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	03/21/2025			589	590,876
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	6.04%	06/01/2025			1,974	1,403,895
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	5.35%	01/28/2022			430	403,070
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.60%	01/30/2023			15	14,687
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	5.75%	05/01/2025			709	608,069
US Salt, LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	6.45%	01/16/2026			532	534,171
						3,554,768
Oil & Gas–6.44%
BCP Raptor, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.95%	06/24/2024			772	661,919
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	5.66%	09/30/2024			4,978	4,981,642
Brazos Delaware II, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	5.72%	05/21/2025			1,196	968,987
California Resources Corp.
Term Loan (1 mo. USD LIBOR + 10.38%)	12.08%	12/31/2021			1,137	676,273
Term Loan (1 mo. USD LIBOR + 4.75%)	6.45%	12/31/2022			1,418	1,203,717
Centurion Pipeline Co., LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	09/29/2025			525	523,295
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	9.27%	03/06/2023			2,010	1,915,370
Encino Acquisition Partners Holdings, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.45%	10/29/2025			1,136	806,674
Fieldwood Energy LLC
First Lien Term Loan (3 mo. USD LIBOR + 5.25%)	7.18%	04/11/2022			2,418	1,969,775
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.18%	04/11/2023			2,764	1,497,488
Glass Mountain Pipeline Holdings, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.21%	12/23/2024			1,023	953,442
Gulf Finance, LLC, Term Loan B (1 mo. USD LIBOR + 5.25%)	7.16%	08/25/2023			1,010	770,079
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	8.03%	07/02/2023			1,194	939,875
Lucid Energy Group II Borrower, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	02/17/2025			926	803,178
McDermott Technology (Americas), Inc.
Term Loan (d)	12.00%	10/21/2021			2,689	2,720,298
Term Loan (3 mo. USD LIBOR + 5.00%)	7.10%	05/09/2025			3,189	1,565,505
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Oil & Gas–(continued)
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	09/29/2025	$ 371	$ 371,945
Navitas Midstream Midland Basin, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	12/13/2024	1,417	1,308,936
Oryx Midstream Services LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	5.70%	05/22/2026	2,015	1,913,549
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 9.50%)	11.60%	07/31/2022	1,774	1,614,165
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (Acquired 07/11/2014; Cost $9,572)(i)(j)	0.00%	07/16/2021	10	0
Petroleum GEO-Services ASA, Term Loan (3 mo. USD LIBOR + 2.50%)	4.60%	03/19/2021	3,102	2,937,637
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	6.85%	03/11/2026	1,182	1,138,088
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	8.10%	02/21/2021	6,682	2,724,811
Southcross Energy Partners, L.P.
DIP Term Loan (3 mo. Prime Rate + 5.25%)(i)	10.00%	12/30/2019	292	283,427
PIK Term Loan (f)(i)	10.00%	08/04/2021	760	473,882
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	8.26%	03/30/2023	533	485,002
				36,208,959
Publishing–1.49%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.70%	04/11/2025		563	563,592
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.95%	06/07/2023		2,905	2,667,636
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.20%	08/15/2026		3,040	3,052,980
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	3.76%	10/04/2023		77	77,285
ProQuest LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.20%	10/17/2026		961	966,804
Southern Graphics, Inc., First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	4.95%	12/31/2022		1,699	1,061,648
					8,389,945
Radio & Television–2.42%
Diamond Sports Holdings, LLC., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.96%	08/24/2026		1,833	1,831,424
Gray Television, Inc., Term Loan C (1 mo. USD LIBOR + 2.50%)	4.28%	01/02/2026		2,268	2,279,067
iHeartCommunications, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.78%	05/01/2026		1,207	1,215,955
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.03%	01/17/2024		113	113,367
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.95%	01/17/2024		569	570,527
Term Loan B-4 (e)	—	09/18/2026		5,756	5,786,904
Sinclair Television Group, Inc., Term Loan B-2B (1 mo. USD LIBOR + 2.50%)	4.27%	09/30/2026		1,803	1,809,512
					13,606,756
Rail Industries–0.27%
Genesee & Wyoming, Inc., Term Loan (e)	—	11/06/2026		1,540	1,532,438
Retailers (except Food & Drug)–1.44%
Bass Pro Group, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	6.70%	09/25/2024		2,991	2,946,565
CDW LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	3.46%	08/30/2024		1,119	1,129,785
Claire’s Stores, Inc., First Lien Term Loan (6 mo. USD LIBOR + 7.25%) (Acquired 10/12/2018; Cost $70,518)	9.94%	10/12/2038		70	126,932
Fullbeauty Brands Holdings Corp.
PIK Term Loan B-2, 11.94% PIK Rate (f)	11.94%	02/07/2022		18	11,475
Term Loan (3 mo. USD LIBOR + 10.00%)	12.10%	02/07/2022		284	248,288
Payless, Inc.
Term Loan A-1 (j)	0.00%	02/10/2022		873	676,636
Term Loan A-2 (Acquired 08/10/2017; Cost $2,833,771)(j)	0.00%	08/10/2022		1,639	245,825
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.18%	01/26/2023		3,428	2,728,063
					8,113,569
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Surface Transport–1.11%
Commercial Barge Line Co., First Lien Term Loan (3 mo. USD LIBOR + 8.75%)	10.68%	11/12/2020		$ 2,210	$ 1,140,625
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	07/29/2022		536	525,045
Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	07/29/2022		2,181	2,135,003
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.70%	10/12/2024		11	10,565
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.95%	06/26/2021		1,663	1,454,686
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.26%	02/24/2025		954	959,179
					6,225,103
Telecommunications–11.30%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.45%	01/31/2025		7,475	7,483,683
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.77%	05/01/2024		4,172	3,515,159
Term Loan (1 mo. USD LIBOR + 3.00%)	4.77%	05/01/2024		116	97,473
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.71%	10/05/2023		3,697	3,431,663
Eircom Finco S.a.r.l. (Ireland), Term Loan (1 mo. EURIBOR + 3.25%)	3.25%	05/15/2026	EUR	621	687,002
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	05/16/2024		441	441,224
Inmarsat Finance plc (United Kingdom), Term Loan B (e)	—	11/15/2026		1,279	1,274,744
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B-5 (2 mo. USD LIBOR + 6.63%)	6.63%	01/02/2024		1,783	1,784,695
Iridium Satellite LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	10/16/2026		1,136	1,148,715
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	03/01/2027		11,213	11,223,501
Lumentum Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	12/10/2025		306	308,405
Midcontinent Communications, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.01%	08/15/2026		620	624,273
MLN US Holdco LLC
First Term Loan B (1 mo. USD LIBOR + 4.50%)	6.28%	11/30/2025		1,231	1,090,562
Second Lien Term Loan (3 mo. USD LIBOR + 8.75%)	10.53%	11/30/2026		1,024	748,162
MM Holdphone (Spain), Term Loan B-1 (e)	—	05/07/2026	EUR	267	294,649
MTN Infrastructure TopCo., Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	11/15/2024		781	780,083
Odyssey Investissement S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	04/25/2025	EUR	770	851,169
Radiate Holdco, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	02/01/2024		388	386,136
Salt Mobile S.A., Term Loan B (e)	—	09/10/2026	EUR	234	260,264
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	3.46%	04/11/2025		1,902	1,904,723
Sprint Communications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.75%	02/02/2024		1,877	1,871,380
Term Loan (1 mo. USD LIBOR + 2.50%)	4.25%	02/02/2024		7,839	7,770,719
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	6.85%	03/09/2023		1,312	1,167,395
Telesat LLC, Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	4.61%	11/17/2023		6,125	6,139,557
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	7.10%	05/02/2023		2,726	2,596,595
Windstream Services, LLC
DIP Term Loan (1 mo. USD LIBOR + 2.50%)(i)	4.21%	02/26/2021		1,354	1,356,268
Term Loan B-6 (3 mo. Prime Rate + 5.00%)(i)	9.75%	03/29/2021		3,293	3,139,612
Term Loan B-7 (3 mo. Prime Rate + 4.25%)(i)	9.00%	02/17/2024		1,115	1,051,913
Zayo Group, LLC, Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.70%	01/19/2021		61	61,334
					63,491,058
Utilities–6.83%
AES Corp. (The), Term Loan (3 mo. USD LIBOR + 1.75%)	3.66%	05/24/2022		4	4,241
AI Alpine AT BidCo GmbH, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.60%	10/25/2025		11	10,675
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	05/27/2022		664	663,228
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	08/01/2025		495	495,436
Calpine Construction Finance Co., L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	01/15/2025		123	123,161
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Calpine Corp.
Term Loan B-10 (1 mo. USD LIBOR + 2.50%)	4.20%	08/12/2026	$ 2,907	$ 2,919,864
Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	4.61%	01/15/2024	3,029	3,041,145
Term Loan B-9 (3 mo. USD LIBOR + 2.75%)	4.86%	04/05/2026	5,788	5,815,288
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	10/02/2023	2,679	2,684,306
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	5.60%	12/17/2021	1,907	1,912,731
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	9.35%	12/19/2022	556	554,829
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	10/31/2026	3,179	3,139,246
Heritage Power, LLC, Term Loan B (3 mo. USD LIBOR + 6.00%)	8.20%	07/01/2026	1,727	1,677,853
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	08/28/2025	51	52,036
KAMC Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.91%	08/14/2026	611	610,699
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	5.45%	01/30/2024	2,720	2,453,283
Term Loan C (1 mo. USD LIBOR + 3.75%)	5.45%	01/30/2024	153	138,369
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.95%	05/16/2024	1,469	1,438,391
Pacific Gas and Electric Co.
Delayed Draw Term Loan (d)	0.00%	01/29/2020	649	652,496
DIP Term Loan (1 mo. USD LIBOR + 2.25%) (Acquired 01/29/2019; Cost $1,938,010)	4.02%	12/31/2020	1,948	1,957,487
PowerTeam Services, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.35%	03/06/2025	567	496,271
Revere Power, LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	6.35%	03/27/2026	767	752,515
Term Loan C (3 mo. USD LIBOR + 4.25%)	6.35%	03/27/2026	94	92,186
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.21%	12/02/2021	332	307,308
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	3.46%	12/31/2025	6,350	6,377,045
				38,370,089
Total Variable Rate Senior Loan Interests (Cost $645,171,312)					618,426,524
U.S. Dollar Denominated Bonds & Notes–9.52%
Aerospace & Defense–1.05%
TransDigm, Inc.(k)	6.25%	03/15/2026		5,492	5,907,327
Air Transport–0.34%
Mesa Airlines, Inc. Class B	5.75%	07/15/2025		1,931	1,921,234
Automotive–0.35%
Allison Transmission, Inc.(k)	5.88%	06/01/2029		531	574,049
IHO Verwaltungs GmbH (Germany)(k)	4.75%	09/15/2026		833	847,684
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. (Canada)(k)	6.25%	05/15/2026		500	531,565
					1,953,298
Building & Development–0.15%
American Builders & Contractors Supply Co., Inc.(k)	4.00%	01/15/2028		675	677,531
Beacon Roofing Supply, Inc.(k)	4.50%	11/15/2026		175	176,969
					854,500
Business Equipment & Services–0.95%
Dun & Bradstreet Corp. (The)(k)	6.88%	08/15/2026		234	255,499
Prime Security Services Borrower, LLC/Prime Finance, Inc.(k)	5.25%	04/15/2024		1,971	2,035,038
Prime Security Services Borrower, LLC/Prime Finance, Inc.(k)	5.75%	04/15/2026		2,910	3,045,006
					5,335,543
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cable & Satellite Television–1.17%
Altice Financing S.A. (Luxembourg)(k)	6.63%	02/15/2023		$ 520	$ 532,995
Altice Financing S.A. (Luxembourg)(k)	7.50%	05/15/2026		966	1,029,973
Altice France S.A. (France)(k)	5.50%	01/15/2028		490	496,137
CSC Holdings, LLC(k)	5.75%	01/15/2030		180	190,125
CSC Holdings, LLC(k)	5.50%	05/15/2026		2,666	2,822,581
Numericable-SFR S.A. (France)(k)	8.13%	02/01/2027		832	923,541
Virgin Media Secured Finance PLC (United Kingdom)(k)	5.50%	08/15/2026		554	583,668
					6,579,020
Containers & Glass Products–0.75%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(k)	4.25%	09/15/2022		504	511,556
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(k)	4.13%	08/15/2026		1,082	1,100,258
Berry Global, Inc.(k)	4.88%	07/15/2026		779	816,489
Reynolds Group Issuer, Inc./LLC	5.75%	10/15/2020		576	577,060
Reynolds Group Issuer, Inc./LLC (3 mo. USD LIBOR + 3.50%)(k)(l)	5.50%	07/15/2021		969	973,603
Trivium Packaging Finance B.V. (Netherlands)(k)	5.50%	08/15/2026		235	247,194
					4,226,160
Drugs–0.02%
Catalent Pharma Solutions, Inc.(k)	3.95%	07/15/2027		103	107,102
Electronics & Electrical–2.11%
CommScope, Inc.(k)	8.25%	03/01/2027		781	786,838
CommScope, Inc.(k)	6.00%	03/01/2026		2,555	2,681,155
Dell International LLC/EMC Corp.(k)	5.45%	06/15/2023		720	781,050
Dell International LLC/EMC Corp.(k)	4.90%	10/01/2026		2,956	3,216,883
Dell International LLC/EMC Corp.(k)	5.30%	10/01/2029		3,694	4,092,463
Riverbed Technology, Inc.(k)	8.88%	03/01/2023		664	305,440
					11,863,829
Food Service–0.08%
eG Global Finance PLC (Netherlands)(k)	6.75%	02/07/2025		436	431,640
Health Care–0.08%
IQVIA, Inc.(k)	5.00%	05/15/2027		436	458,813
Industrial Equipment–0.56%
F-Brasile S.p.A./F-Brasile US LLC Series XR (Italy)(k)	7.38%	08/15/2026		2,987	3,166,220
Lodging & Casinos–0.33%
ESH Hospitality, Inc.(k)	5.25%	05/01/2025		755	781,425
ESH Hospitality, Inc.(k)	4.63%	10/01/2027		973	980,125
VICI Properties 1 LLC	8.00%	10/15/2023		86	94,174
					1,855,724
Nonferrous Metals & Minerals–0.38%
TiZir Ltd. (United Kingdom)(k)	9.50%	07/19/2022		2,008	2,118,811
Oil & Gas–0.01%
Pacific Drilling S.A. (Luxembourg)(k)	8.38%	10/01/2023		48	38,759
Publishing–0.48%
Clear Channel Worldwide Holdings, Inc.(k)	5.13%	08/15/2027		2,569	2,678,247
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Radio & Television–0.48%
Diamond Sports Group LLC/Diamond Sports Finance Co.(k)	5.38%	08/15/2026		$ 875	$ 889,765
iHeartCommunications, Inc.	8.38%	05/01/2027		166	180,759
iHeartCommunications, Inc.	6.38%	05/01/2026		618	668,924
iHeartCommunications, Inc.(k)	5.25%	08/15/2027		427	439,799
Nexstar Broadcasting, Inc.(k)	5.63%	07/15/2027		491	518,350
					2,697,597
Telecommunications–0.19%
Goodman Networks, Inc.	8.00%	05/11/2022		1,870	1,042,300
Windstream Services, LLC/Windstream Finance Corp.(i)(k)	9.00%	06/30/2025		18	6,893
					1,049,193
Utilities–0.04%
Calpine Corp.(k)	5.25%	06/01/2026		241	252,436
Total U.S. Dollar Denominated Bonds & Notes (Cost $53,894,709)					53,495,453
			Shares
Common Stocks & Other Equity Interests–6.05%(g)
Aerospace & Defense–0.81%
IAP Worldwide Services, Inc.(m)				342	4,552,801
Automotive–0.06%
ThermaSys Corp.(m)				676,996	118,474
Transtar Holding Co., Class A(m)				2,935,894	205,513
					323,987
Building & Development–0.12%
Five Point Holdings LLC, Class A(m)				98,198	690,332
Lake at Las Vegas Joint Venture, LLC, Class A(m)				780	0
Lake at Las Vegas Joint Venture, LLC, Class B(m)				9	0
					690,332
Business Equipment & Services–0.08%
Checkout Holding Corp.(m)				6,741	27,527
Crossmark Holdings, Inc., Wts. expiring 07/26/2024(m)				4,048	204,442
Crossmark Holdings, Inc., Wts. expiring 07/26/2024(m)				744	418
NexTier Oilfield Solutions, Inc.(m)				44,006	210,789
					443,176
Conglomerates–0.05%
Euramax International, Inc.(m)				3,272	278,137
Drugs–0.02%
Envigo RMS Holding Corp.(m)				18,639	106,615
Financial Intermediaries–0.07%
RJO Holdings Corp.(m)				2,851	215,578
RJO Holdings Corp., Class A(m)				2,314	174,927
RJO Holdings Corp., Class B(m)				3,000	30
					390,535
Health Care–0.00%
Millennium International, Ltd.				136,135	15,724
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Shares	Value
Lodging & Casinos–1.28%
Caesars Entertainment Corp.(m)	35,315	$ 460,507
Twin River Worldwide Holdings, Inc.	277,073	6,732,874
		7,193,381
Oil & Gas–0.83%
AF Global, Inc.(m)	498	27,141
Fieldwood Energy LLC(m)	18,762	440,907
Fieldwood Energy LLC(m)	5,065	119,027
HGIM Corp.(m)	2,553	19,148
HGIM Corp., Wts. expiring 07/02/2043(m)	11,411	85,582
Pacific Drilling S.A.(m)	122,734	349,792
Paragon Offshore Finance Co., Class A (Cayman Islands)(i)(m)	2,645	780
Paragon Offshore Finance Co., Class B (Cayman Islands)(i)(m)	1,323	26,570
Samson Investment Co., Class A(m)	84,254	1,853,588
Transocean Ltd.(m)	191,873	955,528
Tribune Resources, Inc., Wts., expiring 04/03/2023(m)	99,132	2,974
Tribune Resources, Inc.(m)	382,888	784,920
		4,665,957
Publishing–1.23%
Affiliated Media, Inc., Class B(m)	81,915	1,638,303
Clear Channel Outdoor Holdings, Inc.(m)	256,763	636,772
Cygnus Business Media, Inc.(m)(n)	8,426	0
F&W Publications, Inc.(m)	18,385	0
MC Communications, LLC(m)	739,818	0
Merrill Communications LLC, Class A(m)	326,686	4,573,604
Tribune Publishing Co.	4,756	59,545
		6,908,224
Radio & Television–0.29%
iHeartCommunications, Inc., Wts., expiring 05/01/2039(m)	90,432	1,337,670
iHeartMedia, Inc., Class A(m)	17,841	274,573
iHeartMedia, Inc., Class B(m)	17	245
		1,612,488
Retailers (except Food & Drug)–0.10%
Claire’s Stores, Inc.(m)	780,446	289,900
Fullbeauty Brands Holdings Corp.(m)	2,311	177,947
Payless, Inc.(m)	83,461	41,731
Toys ’R’ Us-Delaware, Inc.(m)	17	79,472
Toys ’R’ Us-Delaware, Inc. TL USD(m)	17	463
		589,513
Telecommunications–0.00%
Goodman Networks, Inc.(m)	117,618	0
IDW Media Holdings, Inc.(m)	1,270	10,160
		10,160
Utilities–1.11%
Vistra Energy Corp.	219,648	5,827,261
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(m)	357,798	385,885
Vistra Operations Co. LLC(m)	527,664	29,022
		6,242,168
Total Common Stocks & Other Equity Interests (Cost $53,848,105)		34,023,198
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Non-U.S. Dollar Denominated Bonds & Notes–1.40%
Automotive–0.12%
Tenneco, Inc. (3 mo. EURIBOR + 4.88%)(k)(l)	4.88%	04/15/2024	EUR	641	$ 710,668
Building & Development–0.02%
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(k)(l)	5.13%	11/15/2022	EUR	100	102,708
Cable & Satellite Television–0.14%
Altice Finco S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	542	596,939
Altice Luxembourg S.A. (Luxembourg)(k)	8.00%	05/15/2027	EUR	151	184,913
					781,852
Financial Intermediaries–0.39%
AnaCap Financial Europe S.A. SICAV-RAIF (United Kingdom) (3 mo. EURIBOR + 5.00%)(k)(l)	5.00%	08/01/2024	EUR	200	197,663
Cabot Financial Luxembourg II S.A. (Luxembourg) (3 mo. EURIBOR + 6.38%)(k)(l)	6.38%	06/14/2024	EUR	298	341,108
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 3.50%)(k)(l)	3.50%	09/01/2023	EUR	467	448,715
Newday Bondco Plc (United Kingdom)(k)	7.38%	02/01/2024	GBP	261	331,664
Newday Bondco Plc (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(k)(l)	7.32%	02/01/2023	GBP	691	869,094
					2,188,244
Food Service–0.07%
eG Global Finance PLC (Netherlands)(k)	3.63%	02/07/2024	EUR	238	261,906
eG Global Finance PLC (Netherlands)(k)	4.38%	02/07/2025	EUR	102	111,681
					373,587
Health Care–0.16%
IDH Finance Plc (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(k)(l)	6.79%	08/15/2022	GBP	750	888,376
Home Furnishings–0.36%
Shop Direct Funding PLC (United Kingdom)(k)	7.75%	11/15/2022	GBP	1,634	2,010,231
Lodging & Casinos–0.14%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(k)(l)	6.16%	07/15/2025	GBP	628	813,207
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $8,209,095)					7,868,873
Asset-Backed Securities–1.03%
Structured Products–1.03%
Avoca CLO XVII Series 17A, Class ER (United Kingdom) (3 mo. EURIBOR + 6.38%)(k)(l)	6.38%	10/15/2032	EUR	342	373,082
Clontarf Park CLO Series 2017-1A, Class D (Ireland) (3 mo. EURIBOR + 5.10%)(k)(l)	5.10%	08/05/2030	EUR	136	140,261
Diamond CLO Ltd. Series 2019-1A, Class C (Cayman Islands) (3 mo. USD LIBOR + 3.60%)(k)(l)	5.54%	04/25/2029		$ 1,080	1,078,506
FS KKR Capital Corp. Series 2019-1A, Class A2 (3 mo. USD LIBOR + 3.00%)(k)(l)	4.50%	07/15/2030		1,150	1,138,906
NewStar Berkeley Fund CLO LLC Series 2016-1A, Class DR (Cayman Islands) (3 mo. USD LIBOR + 4.75%)(k)(l)	6.69%	10/25/2028		1,220	1,220,007
OCP Euro CLO Series 2017-2, Class E (Ireland) (3 mo. EURIBOR + 5.00%)(k)(l)	5.00%	01/15/2032	EUR	153	158,873
Octagon Investment Partners XIX Ltd. Series 2014-1A, Class E (Cayman Islands) (3 mo. USD LIBOR + 4.85%)(k)(l)	6.85%	04/15/2026		1,741	1,656,980
Total Asset-Backed Securities (Cost $5,813,296)					5,766,615
			Shares
Preferred Stocks–0.07%(g)
Automotive–0.02%
ThermaSys Corp., Series A				144,220	82,926
Financial Intermediaries–0.04%
RJO Holdings Corp., Series A-2				584	233,604
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Shares	Value
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc., Series A	127	$ 22,225
Vivarte, Class A (France)	7,780	0
Vivarte, Class A Preference Shares (France)	259	0
Vivarte, Class B Preference Shares (France)	259	0
		22,225
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1	139,938	0
Utilities–0.01%
Genie Energy Ltd., Pfd.	7,632	67,696
Total Preferred Stocks (Cost $388,061)		406,451
TOTAL INVESTMENTS IN SECURITIES(o)–128.12% (Cost $767,324,578)		719,987,114
BORROWINGS–(20.46)%		(115,000,000)
OTHER ASSETS LESS LIABILITIES–(7.66)%		(43,007,616)
NET ASSETS–100.00%		$561,979,498
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
(e)	This variable rate interest will settle after November 30, 2019, at which time the interest rate will be determined.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Acquired as part of a bankruptcy restructuring
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2019 was $922,461, which represented less than 1% of the Fund’s Net Assets.
(k)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $62,646,490, which represented 11.15% of the Fund’s Net Assets.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(m)	Non-income producing security.
(n)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of November 30, 2019 represented less than 1% of the Fund’s Net Assets.

	Value 02/28/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 11/30/19	Dividend Income
Cygnus Business Media, Inc., Common Shares	$0	$–	$–	$–	$–	$0	$–

See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

(o)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/16/2019	Barclays Bank PLC	EUR	6,975,161	USD	7,721,717	$29,257
12/16/2019	Barclays Bank PLC	USD	2,675,443	GBP	2,083,613	20,632
12/16/2019	Canadian Imperial Bank of Commerce	USD	2,750,778	GBP	2,141,582	20,303
12/16/2019	Citibank, N.A.	EUR	6,975,161	USD	7,732,014	39,554
12/16/2019	Citibank, N.A.	USD	7,688,982	EUR	6,975,159	3,476
12/16/2019	Citibank, N.A.	USD	2,750,331	GBP	2,141,581	20,751
12/16/2019	J.P. Morgan Chase Bank, N.A.	CHF	380,198	USD	382,575	1,866
12/16/2019	J.P. Morgan Chase Bank, N.A.	EUR	6,975,160	USD	7,718,964	26,504
12/16/2019	J.P. Morgan Chase Bank, N.A.	USD	7,670,583	EUR	6,975,159	21,876
01/15/2020	J.P. Morgan Chase Bank, N.A.	EUR	3,719,616	USD	4,124,723	13,056
01/15/2020	Morgan Stanley Capital Services LLC	USD	1,991,776	GBP	1,547,782	13,510
12/16/2019	Royal Bank of Canada	EUR	6,975,173	USD	7,718,504	26,029
12/16/2019	Royal Bank of Canada	USD	7,684,672	EUR	6,975,159	7,786
01/15/2020	Royal Bank of Canada	CHF	380,917	USD	386,770	4,311
01/15/2020	Royal Bank of Canada	EUR	4,568,128	USD	5,050,463	851
01/15/2020	State Street Bank & Trust Co.	EUR	241,064	USD	267,833	1,361
01/15/2020	Toronto Dominion Bank	EUR	6,936,061	USD	7,669,508	2,379
Subtotal—Appreciation						253,502
Currency Risk
12/16/2019	Bank of America Merrill Lynch	GBP	2,082,374	USD	2,656,589	(37,882)
12/16/2019	Barclays Bank PLC	GBP	42,029	USD	53,635	(748)
01/15/2020	Barclays Bank PLC	GBP	2,139,807	USD	2,751,150	(21,156)
01/15/2020	Canadian Imperial Bank of Commerce	GBP	2,139,815	USD	2,752,062	(20,254)
01/15/2020	Citibank, N.A.	EUR	6,936,042	USD	7,664,675	(2,433)
01/15/2020	Citibank, N.A.	GBP	2,139,815	USD	2,751,617	(20,699)
01/15/2020	Citibank, N.A.	USD	9,050,713	EUR	8,150,548	(41,090)
12/16/2019	Deutsche Bank AG	GBP	78,947	USD	101,598	(554)
12/16/2019	J.P. Morgan Chase Bank, N.A.	GBP	2,081,713	USD	2,653,916	(39,700)
01/15/2020	J.P. Morgan Chase Bank, N.A.	EUR	6,936,042	USD	7,646,050	(21,058)
12/16/2019	Royal Bank of Canada	GBP	2,081,713	USD	2,654,954	(38,661)
12/16/2019	Royal Bank of Canada	USD	384,949	CHF	380,198	(4,240)
01/15/2020	Royal Bank of Canada	EUR	6,936,042	USD	7,660,088	(7,019)
12/16/2019	Toronto Dominion Bank	USD	7,693,830	EUR	6,975,178	(1,351)
Subtotal—Depreciation						(256,845)
Total Forward Foreign Currency Contracts						$(3,343)

Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2019, there were transfers from Level 3 to Level 2 of $9,491,874, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $14,184,251, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$571,777,939	$46,648,585	$618,426,524
U.S. Dollar Denominated Bonds & Notes	—	53,495,453	—	53,495,453
Common Stocks & Other Equity Interests	16,208,133	10,549,524	7,265,541	34,023,198
Non-U.S. Dollar Denominated Bonds & Notes	—	7,868,873	—	7,868,873
Asset-Backed Securities	—	5,766,615	—	5,766,615
Preferred Stocks	67,696	82,926	255,829	406,451
Investments Matured	—	448,178	642,107	1,090,285
Total Investments in Securities	16,275,829	649,989,508	54,812,062	721,077,399
Other Investments - Assets*
Forward Foreign Currency Contracts	—	253,502	—	253,502
Other Investments - Liabilities
Forward Foreign Currency Contracts*	—	(256,845)	—	(256,845)
Total Other Investments	—	(3,343)	—	(3,343)
Total Investments	$16,275,829	$649,986,165	$54,812,062	$721,074,056

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
Invesco Senior Loan Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2019:
	Value 02/28/19	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 11/30/2019
Variable Rate Senior Loan Interests	$46,636,668	$19,497,733	$(22,351,733)	$98,123	$203,477	$(1,006,789)	$12,464,674	$(8,893,568)	$46,648,585
Common Stocks & Other Equity Interests	6,395,434	904,133	(58,204)	–	30,848	(1,171,323)	1,680,032	(515,379)	7,265,541
Preferred Stocks	226,891	–	–	–	–	89,640	22,225	(82,927)	255,829
Investments Matured	413,292	–	(83,409)	–	–	294,904	17,320	–	642,107
Total	$53,672,285	$20,401,866	$(22,493,346)	$98,123	$234,325	$(1,793,568)	$14,184,251	$(9,491,874)	$54,812,062
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Senior Loan Fund